Lease liability (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments
Lease liability	$ 214,058	$ 439,709	$ 283,976
Lease liability	116,763	1,978,997	2,598,176
Total lease liability	$ 330,821	$ 2,418,706	$ 2,882,152
Incremental borrowing rate	10.25%	10.25%
Undiscounted minimum lease payments	$ 380,000	$ 4,345,129
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments
Undiscounted minimum lease payments		108,628
Later than one year and not later than two years [member]
Disclosure of maturity analysis of operating lease payments
Undiscounted minimum lease payments		260,708
Later than two years and not later than three years [member]
Disclosure of maturity analysis of operating lease payments
Undiscounted minimum lease payments		260,708
Later than three years and not later than four years [member]
Disclosure of maturity analysis of operating lease payments
Undiscounted minimum lease payments	240,000	260,708
Later than four years and not later than five years [member]
Disclosure of maturity analysis of operating lease payments
Undiscounted minimum lease payments	$ 140,000	260,708
Later than five years [member]
Disclosure of maturity analysis of operating lease payments
Undiscounted minimum lease payments		$ 3,193,669